Other Current Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Grants from the Authority	$ 56,514	$ 124,862
Government authorities	70,332	14,579
Account receivables	18,607	11,816
Other	7,051	1,863
Total	$ 152,504	$ 153,120